Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2019
Significant Accounting Policies [Abstract]
Determining whether an arrangement contains a lease
(1)	Determining whether an arrangement contains a lease

On the inception date of the lease, the Group determines whether the arrangement is a lease or contains a lease, while examining if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. In its assessment of whether an arrangement conveys the right to control the use of an identified asset, the Group assesses whether it has the following two rights throughout the lease term:

(a)	The right to obtain substantially all the economic benefits from use of the identified asset; and

(b)	The right to direct the identified asset’s use.

For lease contracts that contain non-lease components, such as services or maintenance, that are related to a lease component, the Group elected to account for the contract as a single lease component without separating the components.

Leased assets and lease liabilities
(2)	Leased assets and lease liabilities

Contracts that award the Group control over the use of a leased asset for a period of time in exchange for consideration, are accounted for as leases. Upon initial recognition, the Group recognizes a liability at the present value of the balance of future lease payments (these payments do not include certain variable lease payments), and concurrently recognizes a right-of-use asset at the same amount of the lease liability, adjusted for any prepaid or accrued lease payments, plus initial direct costs incurred in respect of the lease.

Since the interest rate implicit in the Group’s leases is not readily determinable, the incremental borrowing rate of the lessee is used. Subsequent to initial recognition, the right-of-use asset is accounted for using the cost model, and depreciated over the shorter of the lease term or useful life of the asset.

The Group has elected to apply the practical expedient by which short-term leases of up to one year and/or leases in which the underlying asset has a low value, are accounted for such that lease payments are recognized in profit or loss on a straight-line basis, over the lease term, without recognizing an asset and/or liability in the statement of financial position.

The lease term
(3)	The lease term

The lease term is the non-cancellable period of the lease plus periods covered by an extension or termination option if it is reasonably certain that the lessee will or will not exercise the option, respectively.

Depreciation of right-of-use asset
(4)	Depreciation of right-of-use asset

After lease commencement, a right-of-use asset is measured on a cost basis less accumulated depreciation and accumulated impairment losses and is adjusted for re-measurements of the lease liability. Depreciation is calculated on a straight-line basis over the useful life or contractual lease period, whichever earlier, as follows:

●	Offices	2 years
●	Motor vehicles	2-3 years